First Trust Dorsey Wright DALI 1 ETF (DALI)
Portfolio of Investments
March 31, 2019 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS – 99.8%
	Capital Markets (a) – 99.8%
58,960	First Trust Dow Jones Internet Index Fund (b)	$8,189,544
96,934	First Trust Health Care AlphaDEX® Fund (b)	7,406,727
162,952	First Trust Large Cap Growth AlphaDEX® Fund	10,921,043
101,639	First Trust NASDAQ-100-Technology Sector Index Fund	8,381,152
53,011	First Trust NYSE Arca Biotechnology Index Fund (b)	7,996,709
230,263	First Trust Small Cap Growth AlphaDEX® Fund	10,622,032
134,307	First Trust Technology AlphaDEX® Fund	8,584,904
	Total Investments – 99.8%	62,102,111
	(Cost $60,738,826) (c)
	Net Other Assets and Liabilities – 0.2%	100,510
	Net Assets – 100.0%	$62,202,621

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,896,242 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $532,957. The net unrealized appreciation was $1,363,285.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of March 31, 2019 is as follows:
	Total Value at 3/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 62,102,111	$ 62,102,111	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright DALI 1 ETF (DALI)
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at March 31, 2019, and for the fiscal year-to-date period (January 1, 2019 to March 31, 2019) are as follows:
Security Name	Shares at 3/31/2019	Value at 12/31/2018	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 3/31/2019	Dividend Income
First Trust Dow Jones Internet Index Fund	58,960	$ 5,402,875	$ 1,728,511	$ (105,143)	$ 1,173,503	$ (10,202)	$ 8,189,544	$—
First Trust Health Care AlphaDEX® Fund	96,934	5,244,175	1,619,857	(97,803)	646,868	(6,370)	7,406,727	—
First Trust Large Cap Growth AlphaDEX® Fund	162,952	7,097,305	2,398,059	—	1,425,679	—	10,921,043	25,616
First Trust NASDAQ-100- Technology Sector Index Fund	101,639	5,434,777	1,691,536	(103,918)	1,367,461	(8,704)	8,381,152	11,983
First Trust NYSE Arca Biotechnology Index Fund	53,011	5,171,688	1,714,966	(102,974)	1,224,016	(10,987)	7,996,709	—
First Trust Small Cap Growth AlphaDEX® Fund	230,263	6,902,795	2,536,192	—	1,183,045	—	10,622,032	—
First Trust Technology AlphaDEX® Fund	134,307	5,537,929	1,734,650	(98,110)	1,420,092	(9,657)	8,584,904	16,936
		$40,791,544	$13,423,771	$(507,948)	$8,440,664	$(45,920)	$62,102,111	$54,535

Additional Information
First Trust Dorsey Wright DALI 1 ETF (DALI)
March 31, 2019 (Unaudited)
Licensing Information
Nasdaq® and Nasdaq Dorsey Wright DALI 1 Index are trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.